CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash Flows From Operating Activities:
Net income (loss)	$ 2,920,382	$ (4,553,777)
Adjustments to reconcile net income to net cash provided by (used for) operating activities
Change in the fair value of derivatives	(3,156,582)	2,234,073
Loss on the extinguishment of debt	80,227
Shares issued for financing costs	0	253,194
Shares issued for services		100
Amortization of debt discount	111,765	78,013
Changes in operating assets and liabilities
Prepaid expenses	(364,337)	(100,000)
Accounts payable and accrued interest	(1,045,767)	1,395,179
Deferred revenue	(0)	74,225
Accrued payroll officers	24,000	100,500
Net cash used in operating activities	(1,430,312)	(518,493)
Cash Flows From Investing Activities:	(0)	(0)
Cash Flows From Financing Activities:
Advances from officers	10,000
Payments on promissory note	(22,000)
Payment of convertible note		(45,134)
Procceds from the private placement of common shares	1,140,812
Proceeds from the issuance of convertible notes	334,000	515,989
Net cash provided by investing activities	1,462,812	470,855
Net Decrease In Cash	32,501	(47,638)
Cash At The Beginning Of The Period	4,458	52,096
Cash At The End Of The Period	36,958	4,458
Supplemental disclosure of cash flow information:
Cash paid for interest	(0)	(0)
Cash paid for income taxes	(0)	(0)
Supplemental disclosure of non-cash information:
Common shares issued upon conversion of notes payable and accrued interest	$ (0)	$ (0)